Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income tax provision (benefit)

	Years Ended
	December 31,
($000’s)	2019	2018
Current:
Federal	$(7)	$(38)
State	138	123
Foreign	1,013	328
Deferred:
Federal	(8,990)	(10,625)
State	(1,638)	(1,947)
Foreign	(627)	22
	$(10,111)	$(12,137)

Schedule of income tax rate reconciliation

	Years Ended
	December 31,
($000’s)	2019	2018
Computed “expected” tax benefit	21.0%	21.0%
State income tax benefit, net of federal tax effect	2.8%	3.4%
Permanent differences	(0.5)%	(0.3)%
Foreign rate differential	0.2%	(0.1)%
Remeasurement Gain/Loss	0.5%	0.0%
Tax credits	2.2%	2.3%
Valuation allowance	(1.1)%	(0.5)%
Transaction costs	(0.4)%	(0.1)%
Deferred rate change	(0.3)%	(0.2)%
GILTI inclusion	(0.5)%	(1.3)%
Other	(0.2)%	0.9%
	23.7%	25.1%

Schedule of components of net deferred tax assets and liabilities

	December 31,
($000’s)	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	$49	$15
Accrued compensation	1,911	1,600
Deferred revenue	2,554	1,288
Deferred rent	191	68
Equipment and leasehold improvements	285	254
Stock options	882	410
Federal tax credits	3,301	2,547
Other	988	514
Net operating losses	25,157	26,161
State research and development tax credits	1,383	1,219
Business interest limitation	7,945	4,176
Valuation allowance	(1,213)	(750)
Net deferred tax assets	43,433	37,502
Deferred tax liabilities:
Prepaid items	(691)	(500)
Deferred contract costs	(5,322)	(2,676)
Intangibles	(55,553)	(60,710)
Net deferred tax assets (liabilities)	$(18,133)	$(26,384)